Schedule of Investments (unaudited)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 92.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	3,989,215	$428,681,044
Total Investment Companies (Cost: $429,587,710)		428,681,044
Short-Term Securities
Money Market Funds — 44.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	173,483,600	173,570,342
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	32,110,000	32,110,000
Total Short-Term Securities — 44.5% (Cost: $205,669,243)		205,680,342
Total Investments in Securities — 137.1% (Cost: $635,256,953)		634,361,386
Liabilities in Excess of Other Assets — (37.1)%		(171,671,127)
Net Assets — 100.0%		$462,690,259

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$196,944,950	$—	$(23,337,955)(a)	$(1,491)	$(35,162)	$173,570,342	173,483,600	$367,543 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,640,000	9,470,000 (a)	—	—	—	32,110,000	32,110,000	318,599	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	404,042,278	43,458,561	(13,267,129)	1,125,422	(6,678,088)	428,681,044	3,989,215	4,324,712	—
				$1,123,931	$(6,713,250)	$634,361,386		$5,010,854	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/25	USD	10,900	$294,276	$(14,457)	$308,733
1.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/07/26	USD	3,800	206,106	14	206,092
0.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/22/27	USD	55,232	4,880,957	(60,900)	4,941,857
3.54%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/24/28	USD	1,500	23,263	10	23,253
1.19%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/20/28	USD	22,300	2,180,366	156	2,180,210
3.58%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/28/28	USD	800	12,969	6	12,963
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/29	USD	2,000	24,394	16	24,378
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/25/29	USD	4,000	36,069	32	36,037
3.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/29	USD	500	3,168	4	3,164
3.97%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/20/29	USD	3,500	8,006	29	7,977
3.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/11/29	USD	2,000	14,791	17	14,774
3.97%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/29	USD	1,000	2,722	8	2,714
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/09/29	USD	2,000	(7,357)	(39)	(7,318)
4.37%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/25/29	USD	3,500	(45,180)	29	(45,209)
4.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/07/29	USD	2,000	(16,338)	17	(16,355)
4.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/14/29	USD	2,000	(18,602)	17	(18,619)
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/20/29	USD	2,000	(9,785)	17	(9,802)
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/29	USD	2,000	(4,792)	17	(4,809)
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/29	USD	3,000	7,008	26	6,982
3.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/29	USD	1,400	37,228	13	37,215
3.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/29	USD	2,000	67,174	18	67,156
3.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/29	USD	2,000	71,847	18	71,829
3.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/29	USD	2,500	88,036	23	88,013
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/23/29	USD	3,000	49,302	28	49,274
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/29	USD	4,500	70,047	42	70,005
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/29	USD	3,000	41,226	28	41,198
3.85%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/05/29	USD	1,000	8,542	10	8,532
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/29	USD	6,000	62,679	57	62,622

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/15/30	USD	2,000	$(21,878)	$19	$(21,897)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/30	USD	3,000	(9,779)	29	(9,808)
0.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/30	USD	25,400	4,232,875	(345,121)	4,577,996
1.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/12/31	USD	13,180	1,996,653	128,194	1,868,459
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/20/31	USD	2,000	15,747	24	15,723
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/31	USD	2,000	27,440	24	27,416
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/11/31	USD	1,000	16,122	12	16,110
3.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/31	USD	1,000	8,107	12	8,095
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/31	USD	1,000	10,146	12	10,134
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/31	USD	2,000	2,125	25	2,100
4.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/25/31	USD	1,200	(14,531)	14	(14,545)
4.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/03/31	USD	1,000	(14,323)	13	(14,336)
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/07/31	USD	1,500	(8,919)	19	(8,938)
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/13/31	USD	1,000	(4,291)	12	(4,303)
4.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/20/31	USD	1,000	(417)	13	(430)
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/31	USD	2,000	6,412	25	6,387
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/03/31	USD	2,500	(4,125)	32	(4,157)
1.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/23/31	USD	1,000	174,445	11	174,434
1.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/23/31	USD	5,000	800,768	(77,468)	878,236
3.23%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/31	USD	3,000	143,201	39	143,162
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/31	USD	1,000	49,826	13	49,813
3.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/31	USD	2,000	90,084	27	90,057
3.57%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/15/31	USD	1,500	43,649	19	43,630
3.69%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/31	USD	4,000	86,817	53	86,764
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/31	USD	3,000	59,164	39	59,125
3.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/05/31	USD	1,000	13,158	13	13,145
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/31	USD	3,500	59,474	47	59,427
1.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/15/31	USD	18,300	3,079,742	223	3,079,519
1.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/17/31	USD	3,100	515,601	38	515,563

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/31	USD	4,000	$(3,310)	$54	$(3,364)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/32	USD	2,300	(8,062)	32	(8,094)
3.42%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/24/33	USD	1,000	46,953	14	46,939
3.55%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/33	USD	1,500	57,253	21	57,232
3.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/18/33	USD	1,500	55,609	22	55,587
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/22/33	USD	600	163	9	154
3.51%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/28/33	USD	800	34,133	13	34,120
3.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/34	USD	400	12,882	6	12,876
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/34	USD	2,000	53,845	32	53,813
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/25/34	USD	1,000	23,214	16	23,198
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/34	USD	2,500	79,062	39	79,023
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/34	USD	700	15,070	11	15,059
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/34	USD	1,000	10,258	16	10,242
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/34	USD	1,300	32,589	21	32,568
3.71%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/11/34	USD	1,000	28,277	16	28,261
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/34	USD	1,000	16,397	16	16,381
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/34	USD	1,200	24,398	20	24,378
3.99%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/34	USD	1,000	7,742	16	7,726
4.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/25/34	USD	900	(9,248)	14	(9,262)
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/13/34	USD	1,000	181	17	164
3.96%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/34	USD	1,000	10,549	17	10,532
3.90%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/34	USD	1,000	14,693	16	14,677
4.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/03/34	USD	2,000	5,084	33	5,051
3.37%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/34	USD	1,000	56,978	17	56,961
3.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/34	USD	2,000	131,216	33	131,183
3.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/34	USD	1,000	67,030	16	67,014
3.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/34	USD	1,000	63,711	17	63,694
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/34	USD	1,000	59,951	16	59,935
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/23/34	USD	2,000	59,749	34	59,715

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/34	USD	1,000	$29,164	$17	$29,147
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/34	USD	2,000	53,876	33	53,843
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/34	USD	1,600	41,276	27	41,249
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/04/34	USD	1,500	45,901	26	45,875
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/34	USD	1,000	783	17	766
4.31%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/15/35	USD	1,300	(22,351)	22	(22,373)
4.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/35	USD	1,000	2,700	17	2,683
0.91%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/35	USD	26,000	7,170,784	(505,047)	7,675,831
1.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/15/36	USD	6,400	1,660,936	111	1,660,825
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/18/38	USD	1,000	63,313	19	63,294
3.94%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/07/38	USD	500	10,726	9	10,717
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/25/39	USD	600	20,270	12	20,258
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/39	USD	500	17,878	11	17,867
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/39	USD	500	17,117	10	17,107
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/39	USD	500	20,898	10	20,888
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/11/39	USD	500	22,705	10	22,695
3.88%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/39	USD	700	20,215	15	20,200
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/39	USD	400	13,757	8	13,749
4.08%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/13/39	USD	1,000	7,331	20	7,311
4.01%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/20/39	USD	500	7,585	10	7,575
3.90%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/39	USD	700	19,153	14	19,139
4.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/03/39	USD	500	4,794	11	4,783
3.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/39	USD	1,000	72,373	21	72,352
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/39	USD	1,000	89,368	21	89,347
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/39	USD	400	36,094	9	36,085
3.31%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/11/39	USD	800	73,717	16	73,701
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/23/39	USD	1,000	38,973	21	38,952
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/39	USD	700	27,164	15	27,149
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/39	USD	1,200	43,985	25	43,960

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.90%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/05/39	USD	1,000	$27,937	$21	$27,916
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/39	USD	500	19,475	10	19,465
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/04/39	USD	1,000	44,541	21	44,520
4.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/40	USD	1,800	(5,001)	38	(5,039)
1.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/40	USD	20,700	7,299,631	351,184	6,948,447
3.47%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/18/43	USD	1,200	106,400	32	106,368
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/31/43	USD	1,000	49,122	26	49,096
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/14/43	USD	500	22,444	14	22,430
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/28/43	USD	1,000	83,576	27	83,549
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/44	USD	1,000	52,121	27	52,094
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/44	USD	500	23,851	14	23,837
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/44	USD	500	23,212	13	23,199
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/44	USD	500	15,251	14	15,237
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/44	USD	500	24,918	14	24,904
3.88%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/44	USD	700	25,558	19	25,539
3.80%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/44	USD	300	14,322	8	14,314
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/44	USD	800	30,982	22	30,960
3.41%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/44	USD	400	39,966	11	39,955
3.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/05/44	USD	500	47,261	14	47,247
3.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/44	USD	1,000	108,248	27	108,221
3.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/44	USD	200	21,654	5	21,649
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/44	USD	600	66,357	16	66,341
3.41%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/44	USD	1,500	150,579	42	150,537
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/14/44	USD	1,000	63,570	28	63,542
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/44	USD	1,500	68,787	42	68,745
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/44	USD	750	33,237	21	33,216
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/44	USD	800	40,236	22	40,214
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/44	USD	1,000	35,226	28	35,198
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/17/44	USD	1,000	29,904	27	29,877

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/30/44	USD	1,000	$6,623	$28	$6,595
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/45	USD	1,000	5,659	28	5,631
0.86%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/30/45	USD	19,747	8,861,035	113,302	8,747,733
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/49	USD	400	30,211	13	30,198
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/19/49	USD	550	35,021	18	35,003
3.69%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/49	USD	400	24,782	12	24,770
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/49	USD	700	80,915	22	80,893
3.39%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/05/49	USD	600	65,022	20	65,002
3.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/49	USD	1,200	149,716	38	149,678
3.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/10/49	USD	400	49,721	13	49,708
3.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/49	USD	700	88,260	23	88,237
3.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/49	USD	1,000	113,532	32	113,500
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/15/49	USD	1,000	72,169	32	72,137
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/49	USD	1,900	98,483	62	98,421
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/49	USD	800	40,709	25	40,684
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/49	USD	700	41,920	22	41,898
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/50	USD	550	(714)	18	(732)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/50	USD	1,900	13,667	61	13,606
1.06%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/18/50	USD	16,655	7,933,190	(399,923)	8,333,113
1.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/50	USD	14,550	6,653,971	1,085,894	5,568,077
1.29%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/07/51	USD	3,700	1,659,357	122	1,659,235
3.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/27/53	USD	900	135,361	28	135,333
3.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/53	USD	1,200	171,654	36	171,618
3.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/53	USD	1,000	126,445	35	126,410
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/22/53	USD	1,000	47,902	35	47,867
3.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/28/53	USD	700	78,898	25	78,873
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/54	USD	500	42,135	18	42,117
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/19/54	USD	550	38,885	19	38,866
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/25/54	USD	700	41,413	25	41,388

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.51%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/54	USD	600	$51,099	$22	$51,077
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/54	USD	700	47,765	25	47,740
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/54	USD	600	37,982	21	37,961
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/26/54	USD	300	13,980	10	13,970
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/07/54	USD	350	28,806	13	28,793
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/54	USD	900	63,381	32	63,349
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/25/54	USD	400	19,985	14	19,971
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/54	USD	200	11,616	7	11,609
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/54	USD	600	32,152	21	32,131
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/02/54	USD	200	13,633	7	13,626
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/04/54	USD	500	22,749	17	22,732
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/20/54	USD	300	11,468	10	11,458
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/23/54	USD	400	13,236	14	13,222
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/07/54	USD	500	28,122	18	28,104
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/54	USD	1,000	115,115	35	115,080
3.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/22/54	USD	400	51,441	14	51,427
3.31%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/05/54	USD	1,500	178,872	54	178,818
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/09/54	USD	800	109,962	29	109,933
3.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/11/54	USD	900	127,166	32	127,134
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/54	USD	500	69,270	18	69,252
3.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/25/54	USD	950	117,296	34	117,262
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/54	USD	600	69,282	22	69,260
3.55%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/15/54	USD	1,000	78,437	36	78,401
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/24/54	USD	1,300	73,256	46	73,210
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/54	USD	800	44,307	28	44,279
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/07/54	USD	700	47,542	25	47,517
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/54	USD	1,100	51,094	39	51,055

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/17/54	USD	2,000	$79,969	$72	$79,897
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/15/55	USD	1,300	(30,025)	46	(30,071)
								$66,846,532	$280,413	$66,566,119
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$428,681,044	$—	$—	$428,681,044
Short-Term Securities
Money Market Funds	205,680,342	—	—	205,680,342
	$634,361,386	$—	$—	$634,361,386
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$66,825,580	$—	$66,825,580
Liabilities
Interest Rate Contracts	—	(259,461)	—	(259,461)
	$—	$66,566,119	$—	$66,566,119

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate